Note 5 - Lease Intangibles (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	June 30, 2020			December 31, 2019
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$3,186,889	$(2,667,835)	$519,054	$4,360,027	$(3,283,027)	$1,077,000
Leasing costs	1,800,922	(1,500,149)	300,773	2,937,976	(2,002,711)	935,265
Above-market leases	333,485	(266,080)	67,405	333,485	(240,739)	92,746
	$5,321,296	$(4,434,064)	$887,232	$7,631,488	$(5,526,477)	$2,105,011

	December 31, 2019			December 31, 2018
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$4,360,027	$(3,283,027)	$1,077,000	$4,958,477	$(3,467,781)	$1,490,696
Leasing costs	2,937,976	(2,002,711)	935,265	3,628,080	(2,405,514)	1,222,566
Above-market leases	333,485	(240,739)	92,746	439,878	(291,666)	148,212
	$7,631,488	$(5,526,477)	$2,105,011	$9,026,435	$(6,164,961)	$2,861,474

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Nine months remaining in 2020	$265,169
Years ending December 31:
2021	372,484
2022	202,479
2023	17,663
2024	17,663
Thereafter	11,774
Total	$887,232

Year ending December 31,
2020	$687,974
2021	510,215
2022	360,116
2023	173,785
2024	118,989
Thereafter	253,932
Total	$2,105,011